Cost of Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Cost of Revenue [Abstract]
Schedule of Cost of Revenue
	2025	2024	2023
	USD	USD	USD

Content acquisition and royalty costs	100,752,055	77,379,221	14,430,879
Payment processing and agency fees	10,329,770	8,296,788	5,449,000
Amortization of intangible assets (note 16)	6,872,476	5,541,431	1,599,786
Technology infrastructure costs	3,869,035	4,674,264	2,539,911
Live events cost	1,548,310	2,214,125	5,888,466
Branded content	937,019	1,463,815	589,838
Barter transaction cost	249,000	2,546,572	111,996
Online and other costs	-	-	478,666
	124,557,665	102,116,216	31,088,542